Equity-accounted investees - Reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 1,423
Carrying amount of interest at the end of the period	518	$ 1,423
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	1,423
Group's share of profit (loss) for the period	(927)	17,650	$ 22,976
Group's share of other comprehensive income	0	159	951
Carrying amount of interest at the end of the period	518	1,423
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	597	70,995	51,703
Offset investment with shareholders loan, at beginning of period	826	1,451	0
Carrying amount of interest at the beginning of the period	1,423	72,446	51,703
Reversal prior year offset investment with shareholders loan	(826)	(1,451)
Group's share of profit (loss) for the period	(927)	17,650	22,976
Group's share of other comprehensive income		159	951
Dividends received from joint ventures		(3,021)	(4,635)
Movement equity to shareholders loans	(2,000)
Movement shareholders loans to joint ventures	0		0
FSO transaction	(83,186)
Gross balance, at end of period	(329)	597	70,995
Offset investment with shareholders loan, at end of period	848	826	1,451
Carrying amount of interest at the end of the period	518	1,423	72,446
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	850	31,694	33,936
Offset investment with shareholders loan, at beginning of period	(826)	(1,451)	0
Carrying amount of interest at the beginning of the period	24	30,242	33,936
Reversal prior year offset investment with shareholders loan	826	1,451
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income		0	0
Dividends received from joint ventures		0	0
Movement equity to shareholders loans	2,000
Movement shareholders loans to joint ventures	(32,844)		(2,242)
FSO transaction	0
Gross balance, at end of period	850	850	31,694
Offset investment with shareholders loan, at end of period	(848)	(826)	(1,451)
Carrying amount of interest at the end of the period	$ 2	$ 24	$ 30,242